Financial Instruments (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accounts receivable, net	$ 411,070	$ 1,700,318
Less than 90 days [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accounts receivable, net	411,070
90 days to 1 year [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accounts receivable, net
Over 1 year [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accounts receivable, net